UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3097

Smith Barney Managed Municipals Fund Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: February 28

Date of reporting period: November 30, 2005

ITEM 1.	SCHEDULE OF INVESTMENTS

SMITH BARNEY MANAGED MUNICIPALS FUND INC.

FORM NQ

NOVEMBER 30, 2005

SMITH BARNEY MANAGED MUNICIPALS FUND INC.

Schedule of Investments (unaudited)	November 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
MUNICIPAL BONDS - 97.3%
Alabama - 0.8%
		Huntsville, AL, Solid Waste Disposal Authority & Resources Recovery Revenue, Refunding, MBIA-Insured:
$4,940,000	AAA	5.500% due 10/1/13 (a)	$5,250,627
8,880,000	AAA	5.500% due 10/1/14 (a)	9,402,499
4,000,000	Aaa(b)	Southeast Alabama Gas District, Alabama General System Revenue, Series A, AMBAC-Insured, 5.625% due 6/1/25	4,366,200

		Total Alabama	19,019,326

Arizona - 1.8%
		Arizona Agricultural Improvement & Power District, Electric System Revenue, Salt River Project:
3,375,000	AA	Refunding, Series A, 5.000% due 1/1/23	3,540,713
2,500,000	AA	Series B, 5.000% due 1/1/31	2,574,925
14,000,000	AAA	Mesa, AZ, IDA, Revenue, Discovery Health Systems, Series A, MBIA-Insured, Call 1/1/10 @ 101, 5.625% due 1/1/19 (c)	15,218,840
		Phoenix, AZ:
		Civic Improvement Corp.:
		Airport Revenue, Junior Lien, FGIC-Insured:
2,500,000	AAA	5.250% due 7/1/21 (a)	2,536,025
6,650,000	AAA	5.375% due 7/1/29 (a)	6,707,456
2,500,000	AAA	Excise Tax Revenue, Senior Lien, Municipal Courthouse Project, Series A, 5.250% due 7/1/24	2,643,525
1,000,000	AAA	IDA, MFH Revenue, Refunding, Capitol Mews Apartments, Series A, GNMA-Collateralized, 5.700% due 12/20/40 (a)	1,041,700
		University of Arizona, COP, AMBAC-Insured:
		Series A:
1,525,000	AAA	5.000% due 6/1/19	1,596,309
725,000	AAA	5.000% due 6/1/20	757,226
5,435,000	AAA	Series B, 5.000% due 6/1/28	5,616,583

		Total Arizona	42,233,302

Arkansas - 0.2%
4,345,000	Aaa(b)	Little Rock, AR, School District, GO, Refunding, Series B, FSA-Insured, 5.500% due 2/1/30	4,609,089

California - 9.8%
4,180,000	AAA	Brea, CA, RDA, Refunding, Tax Allocation, Series A, Redevelopment Area AB, AMBAC-Insured, 5.000% due 8/1/23	4,330,438
3,000,000	Ba1(b)	California EFA Revenue, Pooled College & University Project, Series A, Call 7/1/08 @ 101, 5.625% due 7/1/23 (c)	3,068,850
4,000,000	AA-	California Health Facilities Finance Authority Revenue, Sutter Health, Series A, 6.250% due 8/15/35	4,472,960
		California Infrastructure & Economic Development Bank Revenue:
5,000,000	AAA	Bay Area Toll Bridges, First Lien, Series A, FGIC-Insured, 5.000% due 7/1/25	5,233,900
2,100,000	AAA	Los Angeles County Department of Public Social Services, AMBAC-Insured, 5.750% due 9/1/23	2,369,808
4,875,000	AAA	California State Department of Veteran Affairs, Home Purchase Revenue, Series A, AMBAC-Insured, 5.300% due 12/1/21	5,165,111
5,000,000	AAA	California State Department of Water Resources and Power Supply Revenue, Subseries G-8, MBIA-Insured, SPA-JPMorgan Chase Bank, 3.180% due 5/1/18 (d)	5,000,000
3,730,000	AAA	California State Department of Water Resources, Water Revenue, Series W, FSA-Insured, 5.125% due 12/1/24	3,892,926
18,500,000	AA-	California State Economic Recovery, Series A, 5.000% due 7/1/08 (e)	19,259,795

See Notes to Schedule of Investments.

SMITH BARNEY MANAGED MUNICIPALS FUND INC.

Schedule of Investments (unaudited) (continued)	November 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
California (continued)
$1,810,000	AAA	California Statewide Communities Development Authority Health Facility Revenue, Community Hospital of Monterey Peninsula, Series B, FSA-Insured, 5.250% due 6/1/23	$1,934,619
16,260,000	AAA	Castaic Lake Water Agency, COP, Revenue, Series A, MBIA-Insured, 5.250% due 8/1/23 (e)	17,236,413
3,655,000	AAA	Cucamonga County, CA, Water District, COP, FGIC-Insured, 5.125% due 9/1/31	3,784,131
		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Revenue:
8,000,000	A-	Enhanced Asset Backed, Series B, Call 6/1/07 @ 100, 5.625% due 6/1/20 (c)	8,282,240
24,000,000	BBB	Series 2003-A-1, 6.750% due 6/1/39 (e)	26,802,960
3,000,000	AAA	Inglewood, CA, Public Financing Authority Revenue, Refunding, Series A, AMBAC-Insured, 5.250% due 8/1/21	3,209,940
9,925,000	AAA	Los Angeles County, CA, COP, Antelope Valley Courthouse, Series A, AMBAC-Insured, 5.250% due 11/1/33	10,472,265
		Los Angeles, CA, Water & Power Revenue, Power Systems, Series B, FSA-Insured:
1,500,000	AAA	5.000% due 7/1/23	1,570,170
3,920,000	AAA	5.000% due 7/1/25	4,090,481
7,850,000	AAA	5.000% due 7/1/26	8,175,932
3,500,000	AAA	Metropolitan Water District of Southern California, Waterworks Revenue Authorization, Series B-2, FGIC-Insured, 5.000% due 10/1/24	3,675,315
		Modesto, CA, Irrigation District, COP, Capital Improvements, Series A, FSA-Insured:
1,535,000	AAA	5.000% due 7/1/20	1,601,005
2,210,000	AAA	5.000% due 7/1/21	2,300,212
1,680,000	AAA	5.000% due 7/1/22	1,744,932
5,000,000	Aaa(b)	Monterey County, CA, COP, Master Plan Financing, MBIA-Insured, 5.000% due 8/1/26	5,135,900
10,785,000	AAA	Novato, CA, USD, FGIC-Insured, 5.000% due 8/1/26	11,185,771
		Orange County, CA:
1,000,000	AAA	Recovery, COP, Series A, MBIA-Insured, 6.000% due 7/1/08 (f)	1,069,610
1,000,000	AAA	Refunding, Recovery, Series A, MBIA-Insured, 6.000% due 6/1/09 (f)	1,090,700
3,000,000	AAA	Pomona, CA, Public Financing Authority Revenue, Merged Redevelopment Project, Series AD, MBIA-Insured, 5.000% due 2/1/27	3,077,880
		Rancho Cucamonga, CA, RDA, Tax Allocation:
1,000,000	AAA	Rancho Development Project, MBIA-Insured, 5.250% due 9/1/26	1,032,620
5,000,000	AAA	Rancho Redevelopment Projects, MBIA-Insured, 5.125% due 9/1/30	5,143,400
2,025,000	AA-	Sacramento, CA, City Financing Authority Revenue, Capital Improvement, Call 6/1/10 @ 101, 5.600% due 6/1/25 (c)	2,229,971
		San Francisco, CA, City & County:
16,675,000	AAA	Airports Commission, International Airports Revenue, Refunding, Second Series 27B, FGIC-Insured, 5.125% due 5/1/26 (e)	17,331,661
		COP:
5,000,000	AAA	San Bruno Jail No. 3, AMBAC-Insured, 5.250% due 10/1/26	5,293,000
3,000,000	AAA	San Bruno Jail Number 3, AMBAC-Insured, 5.250% due 10/1/20	3,192,480
		San Jose, CA:
5,000,000	AAA	RDA, Tax Allocation, Merged Area Redevelopment Project, MBIA-Insured, 5.000% due 8/1/24	5,163,650
		USD, GO, Santa Clara County, Series D, FSA-Insured:
4,580,000	AAA	5.000% due 8/1/21	4,802,451
3,000,000	AAA	5.125% due 8/1/25	3,170,160
		University of California Revenues, General Series A, AMBAC-Insured:
4,000,000	AAA	5.000% due 5/15/23	4,174,080
3,750,000	AAA	5.000% due 5/15/24	3,905,925
4,000,000	AAA	5.000% due 5/15/25	4,158,560
6,000,000	AAA	5.000% due 5/15/26	6,226,260

See Notes to Schedule of Investments.

SMITH BARNEY MANAGED MUNICIPALS FUND INC.

Schedule of Investments (unaudited) (continued)	November 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
California (continued)
$1,515,000	AAA	Victorville, CA, MFH Revenue, Refunding, Wimbledon Apartments, Series A, GNMA-Collateralized, 6.150% due 4/20/15	$1,553,526

		Total California	236,612,008

Colorado - 3.3%
1,000,000	NR	Aspen, CO, Sales Tax Revenue, Call 11/1/09 @ 100, 5.250% due 11/1/15 (c)	1,064,080
		Colorado Educational & Cultural Facilities Authority Revenue, Refunding & Improvement, University of Denver Project, AMBAC-Insured, Call 3/1/11 @ 100:
2,815,000	AAA	5.250% due 3/1/18 (c)	3,037,582
5,810,000	AAA	5.300% due 3/1/19 (c)	6,283,167
3,245,000	AAA	5.500% due 3/1/21 (c)	3,540,035
12,500,000	AAA	Colorado Health Facilities Authority Revenue, Series B, Remarketed 7/8/98, 5.350% due 8/1/15 (f)	12,771,375
		Denver, CO, City & County:
25,000,000	A	Airport Revenue, Series A, 14.000% due 11/15/08 (a)(e)	29,747,250
		COP, Series B, AMBAC-Insured, Call 12/1/10 @ 101:
6,655,000	AAA	5.750% due 12/1/17 (c)	7,387,716
7,420,000	AAA	5.500% due 12/1/21 (c)	8,152,725
4,000,000	AAA	5.500% due 12/1/25 (c)	4,395,000
2,000,000	AAA	Golden, CO, Sales & Use Tax Revenue, Improvement, Series B, AMBAC-Insured, 5.100% due 12/1/20	2,099,820
		Highlands Ranch Metropolitan, District No. 2, FSA-Insured:
525,000	AAA	6.500% due 6/15/10 (f)	590,882
475,000	AAA	6.500% due 6/15/10	531,653

		Total Colorado	79,601,285

Connecticut - 2.9%
		Connecticut State:
		Airport Revenue, Bradley International Airport, FGIC-Insured:
2,550,000	AAA	5.000% due 10/1/08	2,650,419
4,715,000	AAA	5.000% due 10/1/09	4,953,673
1,435,000	AAA	5.000% due 10/1/10	1,522,492
15,000,000	AAA	HEFA Revenue, Yale University, Series W, 5.125% due 7/1/27	15,637,200
		Mashantucket Western Pequot Tribe Connecticut Special Revenue:
4,000,000	Baa3(b)	Series A, 5.500% due 9/1/28	4,112,760
		Series B:
1,000,000	Baa3(b)	5.550% due 9/1/08 (g)	1,047,970
2,000,000	Baa3(b)	5.700% due 9/1/12 (g)	2,100,000
6,500,000	Baa3(b)	5.750% due 9/1/18 (g)	6,788,860
		South Central Connecticut Regional Water Authority, Water System Revenue, 16th Series, AMBAC-Insured:
2,715,000	AAA	5.375% due 8/1/25	2,902,932
7,920,000	AAA	5.375% due 8/1/30	8,464,738
		University of Connecticut, GO, Series A:
3,905,000	AA	5.000% due 4/1/20	4,109,895
4,500,000	AA	5.000% due 4/1/21	4,710,510
		Waterbury, CT, GO, Series A, FSA-Insured:
3,435,000	AAA	5.000% due 4/1/18	3,630,933
1,925,000	AAA	5.000% due 4/1/19	2,022,713
2,500,000	AAA	5.000% due 4/1/20	2,619,800
2,000,000	AAA	5.000% due 4/1/21	2,092,440
1,225,000	AAA	5.125% due 4/1/22	1,291,444

		Total Connecticut	70,658,779

See Notes to Schedule of Investments.

SMITH BARNEY MANAGED MUNICIPALS FUND INC.

Schedule of Investments (unaudited) (continued)	November 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Delaware - 0.0%
$250,000	Aaa(b)	Delaware State EDA Revenue, Osteopathic Hospital Association, Series A, 6.750% due 1/1/13 (f)	$286,028

District of Columbia - 0.7%
		District of Columbia:
1,125,000	AAA	GO, Series A, MBIA-Insured, 5.000% due 6/1/15	1,165,928
		Revenue:
3,000,000	AAA	American Association for the Advancement of Science, AMBAC-Insured, 5.250% due 1/1/16 (h)	3,154,860
		Georgetown University:
3,900,000	AAA	Series D, Converted 5/1/98, MBIA-Insured, 5.350% due 4/1/16	4,101,435
		Series E, Converted 5/1/98, MBIA-Insured:
3,700,000	AAA	5.350% due 4/1/17	3,887,738
5,300,000	AAA	5.350% due 4/1/18	5,568,922

		Total District of Columbia	17,878,883

Florida - 4.9%
		Boynton Beach, FL, MFH Revenue, Housing Mortgage, Clipper Cove Apartments, Call 1/1/06 @ 102:
750,000	AAA	6.350% due 7/1/16 (c)	766,703
1,325,000	AAA	6.400% due 7/1/21 (c)	1,354,561
2,000,000	AA+	Broward County, FL, GO, Refunding, 12.500% due 1/1/06	2,013,120
2,000,000	AAA	Clay County, FL, School Board, COP, Master Lease Program, MBIA-Insured, 5.750% due 7/1/22	2,207,400
		Florida State Board of Education, Capital Outlay, GO, Public Education, Series A:
4,010,000	AAA	5.125% due 6/1/21	4,266,359
15,965,000	AAA	5.250% due 6/1/24 (e)	17,053,653
5,100,000	AAA	Lakeland, FL, Electric & Water Revenue, Refunding, Series A, MBIA-Insured, 5.000% due 10/1/18	5,378,358
4,095,000	AAA	Lee County, FL, Transportation Facilities Revenue, Refunding, Series A, AMBAC-Insured, 5.500% due 10/1/17	4,439,758
		Martin County, FL, IDA Revenue, Indiantown Cogeneration Project:
13,500,000	BB+	Series A, 7.875% due 12/15/25 (a)	13,947,390
6,010,000	BB+	Series B, 8.050% due 12/15/25 (a)	6,231,468
		Orange County, FL:
		School Board, COP:
25,250,000	Aaa(b)	AMBAC-Insured, 5.500% due 8/1/25 (e)	27,164,960
18,500,000	Aaa(b)	Series A, MBIA-Insured, 5.250% due 8/1/23 (e)	19,619,805
4,500,000	AAA	Tourist Development Tax Revenue, Senior Lien, AMBAC-Insured, 5.125% due 10/1/25	4,731,300
2,740,000	AA	Orlando, FL, Utilities Commission, Water & Electric Revenue, Refunding, 5.000% due 10/1/23	2,857,135
2,070,000	AAA	Palm Beach County, FL, Public Improvement Revenue, Convention Center Project, FGIC-Insured, Call 11/1/11 @ 100, 5.125% due 11/1/20 (c)	2,242,245
2,000,000	AAA	St. Lucie West, FL, Services District, Special Assessment Revenue, Port St. Lucie, Refunding, Senior Lien, Water Management Benefit, Series A, MBIA-Insured, 5.250% due 5/1/25	2,131,040
1,100,000	AAA	Village Center Community Development District, Florida Recreational Revenue, Series A, MBIA-Insured, 5.200% due 11/1/25	1,161,259

		Total Florida	117,566,514

Georgia - 0.8%
2,000,000	AAA	Augusta, GA, Water & Sewer Revenue, FSA-Insured, 5.250% due 10/1/26	2,135,960
		Georgia Private Colleges & Universities Authority Revenue, Mercer University Project:
9,785,000	Baa2(b)	5.750% due 10/1/31	10,384,527

See Notes to Schedule of Investments.

SMITH BARNEY MANAGED MUNICIPALS FUND INC.

Schedule of Investments (unaudited) (continued)	November 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Georgia (continued)
$2,000,000	Baa2(b)	Series A, 5.250% due 10/1/20	$2,049,180
3,500,000	BBB-	Savannah, GA, EDA Revenue, College of Arts & Design Inc. Project, Call 10/1/09 @ 102, 6.900% due 10/1/29 (c)	3,945,655

		Total Georgia	18,515,322

Hawaii - 1.2%
		Hawaii State:
2,500,000	AAA	Airports Systems Revenue, Refunding Series A, FGIC-Insured, 5.750% due 7/1/21	2,713,950
		Department of Budget & Finance, Special Purpose Revenue, Kaiser Permanente, Series A:
15,545,000	AAA	5.100% due 3/1/14 (e)(f)	16,394,379
4,000,000	AAA	5.150% due 3/1/15 (f)	4,205,800
		Honolulu, HI, City & County:
2,000,000	AAA	Series A, FGIC-TCRS-Insured, 7.350% due 7/1/06	2,045,920
3,850,000	AAA	GO, Series A, FSA-Insured, Call 9/1/11 @ 100, 5.250% due 9/1/24 (c)	4,186,913

		Total Hawaii	29,546,962

Illinois - 3.4%
		Chicago, IL:
500,000	AA+	Metropolitan Water Reclamation District, Greater Chicago, GO, Capital Improvement Bonds, 7.000% due 1/1/11 (f)	561,630
50,185,000	AAA	Skyway Toll Bridge Revenue, AMBAC-Insured, Call 1/1/11 @ 101, 5.500% due 1/1/31 (c)(e)	55,158,333
3,585,000	AAA	Wastewater Transmission Revenue, Second Lien, MBIA-Insured, Call 1/1/10 @ 101, 5.750% due 1/1/25 (c)	3,928,264
500,000	AAA	Cook County, IL, Community College District Number 508, Chicago, COP, FGIC-Insured, 8.750% due 1/1/07	528,180
		Illinois State:
2,750,000	AAA	COP, Department of Central Management Services, MBIA-Insured, 5.650% due 7/1/17	2,839,760
		GO, First Series:
4,000,000	AAA	FGIC-Insured, 5.125% due 2/1/22	4,232,000
10,000,000	AAA	MBIA-Insured, Call 6/1/10 @ 100, 5.625% due 6/1/25 (c)	10,884,300
3,430,000	AAA	University of Illinois Revenue, Auxiliary Facilities Systems, Series A, MBIA-Insured, Call 4/1/10 @ 101, 5.750% due 4/1/19 (c)	3,775,127

		Total Illinois	81,907,594

Indiana - 2.3%
36,625,000	BBB+	Indiana State DFA Environment Improvement Revenue, USX Corp. Project, 5.250% due 12/1/22 (e)	38,831,290
2,500,000	BBB-	Petersburg, IN, PCR, Refunding, Indianapolis Power & Light Co. Project, 6.625% due 12/1/24	2,537,500
15,000,000	AAA	Rockport, IN, PCR, Refunding, Indiana Michigan Power Co. Project, Series A, AMBAC-Insured, 6.550% due 6/1/25	15,325,200

		Total Indiana	56,693,990

Kansas - 0.3%
2,725,000	AAA	Johnson County, KS, USD, Number 231, Refunding & Improvement, Series A, FSA-Insured, 5.000% due 10/1/18	2,864,983
2,575,000	Aaa(b)	Kansas State DFA Revenue, Public Water Supply Revolving Loan, Series 2, AMBAC-Insured, 5.625% due 4/1/23	2,774,254
2,000,000	Aaa(b)	Wyandotte County, KS, School District Number 204, Bonner Springs, GO, Refunding & Improvement, Series A, FSA-Insured, 5.600% due 9/1/20	2,143,900

		Total Kansas	7,783,137

See Notes to Schedule of Investments.

SMITH BARNEY MANAGED MUNICIPALS FUND INC.

Schedule of Investments (unaudited) (continued)	November 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Kentucky - 0.3%
$2,500,000	AAA	Boone County, KY PCR, Refunding, Dayton Power And Light Co., Series A, FGIC-Insured, 4.700% due 1/1/28	$2,499,925
		Kentucky Infrastructure Authority, Series A:
1,200,000	A+	5.000% due 6/1/19	1,254,396
1,250,000	A+	5.000% due 6/1/20	1,307,288
1,835,000	AAA	Kentucky State Property & Buildings Commission Revenue, Project Number 66, Series A, MBIA-Insured, Call 5/1/10 @ 100, 5.700% due 5/1/17 (c)	1,999,214

		Total Kentucky	7,060,823

Louisiana - 0.1%
1,500,000	BBB-	St. Charles Parish, LA, PCR, Refunding, Union Carbide Corp. Project, 5.100% due 1/1/12	1,477,665

Maine - 0.2%
3,385,000	AAA	University of Maine System Revenue, Series A, AMBAC-Insured, 5.500% due 3/1/30	3,584,004

Maryland - 1.2%
5,000,000	AA-	Maryland State Health & Higher EFA Revenue, The Johns Hopkins Hospital Issue, 5.000% due 11/15/24	5,175,450
		Maryland State Transportation Authority:
4,470,000	AAA	Lease Revenue, Metrorail Parking Projects, AMBAC-Insured, 5.000% due 7/1/24	4,688,940
2,710,000	AAA	Parking Revenue, Baltimore/Washington International Airport Project, Series A, AMBAC-Insured, 5.000% due 3/1/22	2,839,511
		Montgomery County, MD, Housing Opportunities Commission Revenue, Series A:
2,725,000	A2(b)	5.550% due 11/1/22	2,821,247
12,980,000	A2(b)	5.650% due 11/1/33	13,436,896

		Total Maryland	28,962,044

Massachusetts - 3.7%
2,200,000	AAA	Holyoke, MA, GO, Municipal Purpose Loan of 1996 Bonds, Series A, FSA-Insured, Call 6/15/06 @101, 5.500% due 6/15/16 (c)	2,248,466
		Massachusetts Bay Transportation Authority, Sales Tax Revenue, Senior Series A, Call 7/1/10 @ 100:
3,235,000	AAA	5.500% due 7/1/30 (c)	3,494,738
765,000	AAA	Refunded Balance, 5.500% due 7/1/30 (c)	829,780
		Massachusetts State, GO, Consolidated Loan, Series C, Call 11/1/12 @ 100:
12,240,000	AA	5.250% due 11/1/30 (c)	13,285,419
6,760,000	AA	Refunded Balance, 5.250% due 11/1/30 (c)	7,337,372
		Massachusetts State:
		DFA Revenue:
1,000,000	Aaa(b)	Merrimack College Issue, MBIA-Insured, 5.000% due 7/1/22	1,044,920
2,200,000	A2(b)	Visual & Performing Arts Project, 6.000% due 8/1/21	2,606,142
		HEFA Revenue:
15,000,000	AAA	Harvard University, Series FF, 5.000% due 7/15/22	15,738,750
5,000,000	AAA	New England Medical Center Hospital, Series H, FGIC-Insured, 5.000% due 5/15/22	5,169,450
3,000,000	AA-	Partners Healthcare System, Series B, 5.250% due 7/1/13	3,152,700
		University of Massachusetts:
5,030,000	AAA	Lowell Campus, Series B, FGIC-Insured, 5.250% due 10/1/31	5,337,333
9,000,000	AAA	Project, Series C, MBIA-Insured, 5.250% due 10/1/31	9,538,560
		Worcester Campus, Series B, FGIC-Insured:
1,870,000	AAA	5.125% due 10/1/20	1,996,206
1,350,000	AAA	5.125% due 10/1/21	1,438,209
1,565,000	AAA	5.125% due 10/1/22	1,663,063

See Notes to Schedule of Investments.

SMITH BARNEY MANAGED MUNICIPALS FUND INC.

Schedule of Investments (unaudited) (continued)	November 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Massachusetts (continued)
$1,170,000	AAA	5.125% due 10/1/23	$1,240,820
5,000,000	AAA	5.250% due 10/1/31	5,305,500
5,000,000	AAA	Special Obligation Revenue, Consolidated Loan, Series A, FGIC-Insured, Call 6/1/12 @ 100, 5.000% due 6/1/21 (c)	5,348,100
2,000,000	AAA	University of Massachusetts Building Authority, Project Revenue, Refunding, Senior Lien, Series 04-1, AMBAC-Insured, 5.250% due 11/1/26	2,143,860

		Total Massachusetts	88,919,388

Michigan - 7.2%
4,000,000	AA	Byron Center, MI, Public Schools, GO, Q-SBLF-Insured, 5.000% due 5/1/22	4,159,320
2,795,000	AAA	Clarkston, MI, Community Schools, GO, MBIA/Q-SBLF-Insured, Call 5/1/07 @ 100, 5.250% due 5/1/23 (c)	2,873,064
		Detroit, MI:
2,000,000	AAA	Downtown Development Authority, Tax Increment Revenue, Development Area Number 1 Project, Series C, Call 7/1/06 @ 102, 6.250% due 7/1/25 (c)	2,073,540
3,000,000	AAA	Water Supply Systems, Senior Lien, Series A, FGIC-Insured, Call 1/1/10 @ 101, 5.750% due 7/1/26 (c)	3,281,280
3,825,000	AA	Dundee, MI, Community School District, GO, School Building & Site, Q-SBLF-Insured, Call 5/1/10 @ 100, 5.500% due 5/1/30 (c)	4,144,426
		East Lansing, MI, Community School District, GO, School Building & Site, Q-SBLF-Insured, Call 5/1/10 @ 100:
1,000,000	AA	5.400% due 5/1/18 (c)	1,079,460
2,800,000	AA	5.450% due 5/1/19 (c)	3,028,172
1,900,000	AA	5.500% due 5/1/21 (c)	2,058,669
4,000,000	AA	5.625% due 5/1/30 (c)	4,354,320
4,075,000	AAA	Galesburg-Augusta, MI, Community Schools, GO, FGIC/Q-SBLF-Insured, Call 5/1/10 @ 100, 5.375% due 5/1/27 (c)	4,394,643
		Grand Rapids, MI, Water Supply, Refunding, FGIC-Insured:
1,000,000	AAA	5.250% due 1/1/17	1,062,030
3,500,000	AAA	5.250% due 1/1/18	3,712,135
1,000,000	AAA	Grand Valley, MI, State University Revenue, Refunding General, MBIA-Insured, Call 10/1/07 @ 101, 5.250% due 10/1/17 (c)	1,045,040
1,990,000	AA	Haslett, MI, Public School District, Building & Site, Q-SBLF-Insured, Call 11/1/11 @ 100, 5.000% due 5/1/22 (c)	2,142,454
		Michigan State:
5,530,000	AAA	COP, AMBAC-Insured, Call 6/1/10 @ 100, 5.500% due 6/1/27 (c)	5,990,539
		Hospital Finance Authority Revenue:
		Refunding, OSF Healthcare Systems:
5,355,000	A	6.125% due 11/15/19	5,929,913
2,500,000	A	6.250% due 11/15/24 (h)	2,779,825
30,000,000	AA-	Trinity Health, Series C, 5.375% due 12/1/30 (e)	31,357,800
55,000,000	BB-	Midland County, MI, Economic Development Corp., Refunding, Subordinated, Limited Obligation, Series A, 6.875% due 7/23/09 (a)(e)	54,579,250
		Midland, MI, GO, AMBAC-Insured:
1,000,000	AAA	5.150% due 5/1/18	1,036,990
1,030,000	AAA	5.200% due 5/1/19	1,077,318
1,340,000	AAA	5.250% due 5/1/21	1,403,127
1,500,000	AA	Montague, MI Public Schools District, GO, Refunding, Building & Site, Q-SBLF-Insured, 5.000% due 5/1/22	1,559,745
3,555,000	AA	Newaygo, MI, GO, Public Schools, Q-SBLF-Insured, Call 5/1/10 @ 100, 5.625% due 5/1/26 (c)	3,869,902
		Saline, MI, Area Schools, GO, Series A, Q-SBLF-Insured, Call 5/1/10 @ 100:
3,145,000	AA	5.750% due 5/1/18 (c)	3,439,529
5,150,000	AA	5.375% due 5/1/19 (c)	5,553,966
4,305,000	AA	5.375% due 5/1/21 (c)	4,642,684
5,150,000	AA	5.375% due 5/1/22 (c)	5,553,966

See Notes to Schedule of Investments.

SMITH BARNEY MANAGED MUNICIPALS FUND INC.

Schedule of Investments (unaudited) (continued)	November 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Michigan (continued)
		Stockbridge, MI, GO, Community Schools, Series A, Q-SBLF-Insured, Call 5/1/10 @ 100:
$800,000	AA	5.400% due 5/1/16 (c)	$863,568
825,000	AA	5.450% due 5/1/17 (c)	892,229
600,000	AA	5.500% due 5/1/21 (c)	650,106
1,325,000	AA	5.625% due 5/1/26 (c)	1,442,369
2,250,000	AAA	West Bloomfield, MI, School District, School Building & Site, MBIA-Insured, Call 5/1/11 @ 100, 5.125% due 5/1/21 (c)	2,425,140

		Total Michigan	174,456,519

Minnesota - 3.5%
2,500,000	AAA	Dakota County, MN, CDA, MFH Revenue, Southfork Apartments, FNMA-Collateralized, 5.625% due 2/1/26	2,598,825
		Eden Prairie, MN, MFH Revenue, Rolling Hills Project, Series A, GNMA-Collateralized:
1,000,000	A1(b)	6.150% due 8/20/31	1,079,440
1,000,000	A1(b)	6.200% due 2/20/43	1,068,830
		Elk River, MN, ISD Number 728, GO, Series A, MBIA-Insured:
9,500,000	Aaa(b)	5.375% due 2/1/20	10,180,295
4,250,000	Aaa(b)	5.500% due 2/1/21	4,564,585
		Hennepin County, MN, Lease Revenue, COP:
2,955,000	AA+	5.000% due 11/15/14	3,078,785
3,105,000	AA+	5.000% due 11/15/15	3,233,299
		Minneapolis & St. Paul, MN, Metropolitan Airports Commission, Airport Revenue:
		Series A, FGIC-Insured:
15,720,000	AAA	5.125% due 1/1/25 (e)	16,328,207
2,500,000	AAA	5.250% due 1/1/25	2,632,725
		Sub-Series C, FGIC-Insured:
8,000,000	AAA	5.250% due 1/1/26	8,420,960
7,750,000	AAA	5.250% due 1/1/32	8,078,445
2,750,000	A-	Minneapolis, MN, Health Care System Revenue, Allina Health Systems, Series A, 6.000% due 11/15/18	3,043,672
500,000	A2(b)	Minnesota State Higher EFA Revenue, St. Johns University, Series 4-L, Call 10/1/07 @ 100, 5.350% due 10/1/17 (c)	518,230
		Minnesota State, GO:
7,400,000	AAA	5.250% due 8/1/18	7,879,668
6,375,000	AAA	5.250% due 8/1/19	6,783,701
		Rochester, MN, Electric Utilities Revenue:
1,210,000	Aa3(b)	5.100% due 12/1/17	1,272,448
1,270,000	Aa3(b)	5.125% due 12/1/18	1,334,618
1,335,000	Aa3(b)	5.200% due 12/1/19	1,404,954
1,405,000	Aa3(b)	5.250% due 12/1/20	1,479,170

		Total Minnesota	84,980,857

Mississippi - 0.5%
10,000,000	AAA	Mississippi Development Bank, Special Obligation, Capital Projects & Equipment Program, Series A, AMBAC-Insured, 5.625% due 7/1/31	11,482,000

Missouri - 1.6%
1,750,000	AAA	Mehlville, MO, School District North Route 9, COP, Missouri Capital Improvement Project, FSA-Insured, 5.000% due 9/1/19	1,833,405
		Missouri State HEFA Revenue:
180,000	BBB+	Lake of The Ozarks General Hospital, 6.000% due 2/15/06	180,563
		Lake Regional Health System Project:
1,200,000	BBB+	5.125% due 2/15/18	1,231,812
2,000,000	BBB+	5.600% due 2/15/25	2,081,080

See Notes to Schedule of Investments.

SMITH BARNEY MANAGED MUNICIPALS FUND INC.

Schedule of Investments (unaudited) (continued)	November 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Missouri (continued)
		North Kansas City, MO, Hospital Revenue, North Kansas City Hospital, Series A, FSA-Insured:
$1,000,000	AAA	5.000% due 11/15/23	$1,039,160
900,000	AAA	5.000% due 11/15/24	935,856
1,000,000	Aaa(b)	Poplar Bluff, MO, Public Building Corp. Leasehold Revenue, MBIA-Insured, 5.250% due 9/1/22	1,074,970
1,500,000	Aaa(b)	Springfield, MO, Public Building Corp. Leasehold Revenue, Capital Improvement Program, AMBAC-Insured, 5.000% due 3/1/24	1,572,105
1,615,000	AAA	St. Charles County, MO, IDA, Industrial Revenue, Refunding, Development, Westchester Village Apartments, Series A, FNMA Collateralized, 6.050% due 2/1/17	1,650,288
		St. Louis, MO, Airport Revenue, Airport Development Program, Series A, MBIA-Insured:
6,420,000	AAA	5.125% due 7/1/22	6,725,079
19,000,000	AAA	Call 7/1/11 @ 100, 5.250% due 7/1/31 (c)(e)	20,619,560

		Total Missouri	38,943,878

Montana - 1.4%
33,250,000	NR	Montana State Board of Investment, Resource Recovery Revenue, Yellowstone Energy LP Project, 7.000% due 12/31/19 (a)(e)	33,129,967

Nevada - 0.1%
2,000,000	AAA	Clark County, NV, IDA Refunding Revenue, Nevada Power Co. Project, Series C, AMBAC-Insured, 7.200% due 10/1/22	2,089,920

New Hampshire - 0.0%
370,000	NR	New Hampshire Higher Educational & Health Facilities Authority Revenue, Refunding, First Mortgage, Odd Fellows Home, 9.000% due 6/1/14	406,434

New Jersey - 6.6%
870,000	AAA	Essex County, NJ, Improvement Authority Revenue, Refunding, Hampton Valley Apartments, Series A, MBIA, FHA-Insured, 5.650% due 1/1/15	870,365
2,390,000	AAA	Freehold Township, NJ, Board of Education, Refunding, MBIA-Insured, 5.000% due 7/15/22	2,500,681
9,000,000	BBB-	Middlesex County, NJ, PCA, Revenue, Refunding, Pollution Control Financing, Amerada Hess Corp. Project, 5.750% due 9/15/32	9,413,190
7,500,000	AAA	New Jersey EDA, School Facilities Construction, Series K, FGIC-Insured, 5.000% due 12/15/18	8,005,800
8,990,000	AA-	New Jersey EDA Revenue, School Facilities Construction, Series F, Call 6/15/13 @ 100, 5.000% due 6/15/28 (c)	9,714,864
		New Jersey Health Care Facilities Financing Authority Revenue:
2,500,000	BB	Rahway Hospital Obligated Group, 5.000% due 7/1/08	2,463,825
		Robert Wood Johnson University Hospital:
2,280,000	A-	5.500% due 7/1/14	2,425,464
1,000,000	A-	5.600% due 7/1/15	1,069,240
2,045,000	A-	5.700% due 7/1/20	2,189,766
1,500,000	BBB+	St. Peters University Hospital, Series A, 6.875% due 7/1/30	1,643,085
		New Jersey State EDA:
3,890,000	CCC+	Continental Airlines Inc. Project, 5.500% due 4/1/28 (a)	2,607,856
2,000,000	NR	First Mortgage, Presbyterian, Series A, 6.375% due 11/1/31	2,064,540
30,450,000	BBB	PCR, Refunding, PSEG Power LLC Project, 5.000% due 3/1/12 (e)	31,536,151
880,000	NR	Revenue, Refunding, Holt Hauling & Warehousing, Series G, 8.400% due 12/15/15 (i)(j)	800,800
11,030,000	B	Special Facility Revenue, Continental Airlines Inc. Project, 7.000% due 11/15/30 (a)(d)	9,748,645
		New Jersey State Transportation Trust Fund Authority,
		Transportation Systems, Series B, MBIA-Insured, Call 12/15/11 @ 100:
2,000,000	AAA	6.000% due 12/15/19 (c)	2,259,140
18,310,000	AAA	5.000% due 12/15/21 (c)(e)	19,698,081

See Notes to Schedule of Investments.

SMITH BARNEY MANAGED MUNICIPALS FUND INC.

Schedule of Investments (unaudited) (continued)	November 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
New Jersey (continued)
		New Jersey State, EFA Revenue:
$2,000,000	AAA	Montclair State University, Series F, FGIC-Insured, 5.000% due 7/1/32	$2,080,180
500,000	AAA	Ramapo College, Series D, AMBAC-Insured, 5.000% due 7/1/25	519,170
2,200,000	A	South Jersey Port Corp. New Jersey Revenue, Refunding, 5.000% due 1/1/23	2,268,618
45,265,000	BBB	Tobacco Settlement Financing Corp., Asset-Backed Bonds, 5.750% due 6/1/32 (e)	46,445,511

		Total New Jersey	160,324,972

New York - 4.9%
		Metropolitan Transportation Authority of New York:
		Dedicated Tax Fund, Series A, FGIC-Insured:
5,130,000	AAA	Call 11/15/11 @ 100, 5.250% due 11/15/23 (c)	5,607,962
10,465,000	AAA	Call 4/1/10 @ 100, 5.875% due 4/1/25 (c)	11,501,768
7,500,000	AAA	Service Contract, Refunding, Series A, FGIC-Insured, 5.000% due 7/1/22	7,806,300
11,750,000	AAA	Nassau Health Care Corp., New York Health Systems Revenue, FSA-Insured, Call 8/1/09 @ 102, 5.500% due 8/1/19 (c)	12,807,147
		New York City, NY:
6,000,000	AAA	COP, Transit Authority, Metropolitan Transportation Authority, Triborough Bridge & Tunnel Authority, AMBAC-Insured, Call 1/1/10 @ 101, 5.875% due 1/1/30 (c)	6,614,820
5,000,000	AA	HDC, MFH Revenue, Series A, 5.100% due 11/1/24	5,175,950
		Municipal Water Finance Authority, Water & Sewer System Revenue, Series B:
5,000,000	AA+	Call 6/15/10 @ 101, 6.000% due 6/15/33 (c)	5,577,450
3,000,000	AA+	Unrefunded Balance, 6.000% due 6/15/33	3,314,550
		New York State Dormitory Authority Revenue:
7,000,000	AAA	Court Facilities, City of New York Issue, AMBAC-Insured, Call 5/15/10 @ 101, 5.750% due 5/15/30 (c)	7,736,400
2,660,000	AA-	Department of Education, 5.000% due 7/1/24	2,765,150
3,895,000	AAA	Maimonides Medical Center, MBIA-Insured, 5.000% due 8/1/24	4,050,099
10,000,000	AAA	State University Educational Facility, Series B, FSA-Insured, Call 5/15/10 @ 101, 5.500% due 5/15/30 (c)	10,949,700
2,000,000	AAA	New York State Thruway Authority, Highway & Bridge Toll Revenue Fund, FGIC-Insured, Series B-1, Call 4/1/10 @ 101, 5.500% due 4/1/18 (c)	2,181,320
		New York State Thruway Authority, Highway & Bridge, Transportation Fund,
		Series B-1, FGIC-Insured, Call 4/1/10 @ 101:
2,305,000	AAA	5.400% due 4/1/17 (c)	2,504,774
6,595,000	AAA	5.500% due 4/1/19 (c)	7,192,903
5,950,000	AAA	5.600% due 4/1/20 (c)	6,513,108
10,495,000	AA-	Port Authority of New York & New Jersey, Consolidated 132nd Series, 5.000% due 9/1/26	10,957,410
1,000,000	AAA	St. Lawrence County, NY, IDA, Civic Facility Revenue, St. Lawrence University Project, Series A, MBIA-Insured, 5.375% due 7/1/18	1,065,280
3,000,000	AAA	Triborough Bridge & Tunnel Authority, GO, Series B, Call 1/1/22 @ 100, 5.500% due 1/1/30 (c)	3,424,830

		Total New York	117,746,921

North Carolina - 1.1%
		Charlotte, NC:
		Governmental Facilities Projects, COP, Series G:
3,500,000	AA+	5.250% due 6/1/23	3,727,080
3,000,000	AA+	5.000% due 6/1/24	3,119,580
1,500,000	AAA	Water & Sewer Systems Revenue, Call 6/1/09 @ 101,5.250% due 6/1/24 (c)	1,606,455
1,145,000	AAA	Dare County, NC, COP, AMBAC-Insured, 5.375% due 6/1/15	1,263,027
		Greensboro, NC, Combined Enterprise Systems Revenue, Series A:
515,000	AA+	5.125% due 6/1/20	544,808

See Notes to Schedule of Investments.

SMITH BARNEY MANAGED MUNICIPALS FUND INC.

Schedule of Investments (unaudited) (continued)	November 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
North Carolina (continued)
$250,000	AA+	5.125% due 6/1/21	$264,607
14,500,000	AAA	North Carolina State, Public Improvement, Series A, Call 3/1/11 @ 102, 5.000% due 3/1/18 (c)	15,752,075

		Total North Carolina	26,277,632

North Dakota - 0.0%
1,000,000	AAA	Burliegh County, ND, Health Care Revenue, MedCenter One Inc., MBIA-Insured, 5.250% due 5/1/13	1,037,190

Ohio - 10.4%
		Akron, Bath, and Copley, OH, Joint Township Hospital District, Hospital Revenue, Akron General Medical Center Project, AMBAC-Insured:
12,230,000	AAA	5.375% due 1/1/17	12,692,661
1,500,000	AAA	5.375% due 1/1/22	1,555,950
2,550,000	AAA	Avon Lake, OH, City School District, FGIC-Insured, Call 12/1/09 @ 102, 5.500% due 12/1/26 (c)	2,790,745
2,840,000	Aaa(b)	Brecksville-Broadview Heights, OH, City School District, FGIC-Insured, 6.500% due 12/1/16	2,983,250
		Canton, OH, City School District:
6,000,000	AAA	GO, Variable Purpose, Series A, MBIA-Insured, Call 12/1/10 @ 100, 5.500% due 12/1/20 (c)(h)	6,542,040
5,500,000	AAA	Variable Purpose, Series A, MBIA-Insured, Call 12/1/10 @ 100, 5.625% due 12/1/23 (c)	6,028,110
		Clermont County, OH, Hospital Facilities Revenue, Refunding, Mercy Health Systems, Series B, AMBAC-Insured:
3,415,000	AAA	5.625% due 9/1/16	3,595,141
1,000,000	AAA	5.625% due 9/1/21	1,051,880
		Cleveland, OH, Waterworks Revenue, First Mortgage, Series H, MBIA-Insured:
		Call 1/1/06 @ 102:
980,000	AAA	5.625% due 1/1/13 (c)	1,001,325
985,000	AAA	5.700% due 1/1/14 (c)	1,006,483
		Unrefunded Balance:
20,000	AAA	5.625% due 1/1/13	20,434
15,000	AAA	5.700% due 1/1/14	15,319
		Cuyahoga County, OH:
500,000	NR	Health Care Facilities Revenue, Refunding, Judson Retirement Community, Series A, 7.000% due 11/15/10	526,985
		Hospital Revenue:
1,000,000	AAA	Refunding & Improvement, MetroHealth Systems Project, MBIA-Insured, 5.625% due 2/15/17	1,043,300
5,935,000	AAA	Refunding MetroHealth System, Series A, MBIA-Insured, 5.250% due 2/15/19	6,124,386
		University Hospitals Health System Inc., AMBAC-Insured:
2,500,000	AAA	5.400% due 1/15/19	2,652,900
9,000,000	AAA	5.500% due 1/15/30	9,462,150
660,000	Aa2(b)	Delaware County, OH, Health Care Facilities Revenue, Centrum at Willow Brook, FHA-Insured, 6.550% due 2/1/35	677,074
3,290,000	Aaa(b)	Erie County, OH, Garbage Refuse Landfill Improvement, FSA-Insured, 5.250% due 12/1/24	3,510,298
925,000	AAA	Greater Cincinnati, OH, Elderly HDC Mortgage Revenue, Cambridge Apartments, Series A, FHA-Insured, 6.600% due 8/1/25	932,816
5,400,000	Aaa(b)	Greene County, OH, Sewer Systems Revenue, Government Enterprise, AMBAC-Insured, Call 12/1/10 @ 101, 5.625% due 12/1/25 (c)	5,963,922
		Hamilton County, OH:
2,515,000	AAA	Hospital Facilities Revenue, Cincinnati Children’s Hospital, Series J, FGIC-Insured, 5.000% due 5/15/24	2,620,404
		Sales Tax Revenue:
3,135,000	Aaa(b)	Series B, AMBAC-Insured, 5.250% due 12/1/18	3,341,283
		Sub-Series B, AMBAC-Insured:

See Notes to Schedule of Investments.

SMITH BARNEY MANAGED MUNICIPALS FUND INC.

Schedule of Investments (unaudited) (continued)	November 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Ohio (continued)
$3,610,000	Aaa(b)	5.250% due 12/1/19	$3,847,538
12,650,000	Aaa(b)	5.250% due 12/1/32	13,306,155
2,000,000	AAA	Lakewood, OH, GO, AMBAC-Insured, 5.250% due 12/1/21	2,118,860
1,000,000	AA-	Lorain County, OH, Hospital Revenue, Catholic Healthcare, 5.500% due 10/1/17	1,069,630
		Lucas County, OH, Hospital Revenue, Promedica Healthcare Obligation Group, AMBAC-Insured:
10,000,000	AAA	5.375% due 11/15/23	10,608,800
19,550,000	AAA	5.375% due 11/15/29 (e)	20,622,513
1,000,000	Aaa(b)	Madison, OH, Local School District, Butler County, MBIA-Insured, State Aid Withholding, 5.750% due 12/1/26	1,084,400
		Mason, OH, COP, Municipal Facilities Project, MBIA-Insured:
1,025,000	Aaa(b)	5.000% due 12/1/17	1,071,884
1,075,000	Aaa(b)	5.000% due 12/1/18	1,123,009
1,080,000	Aaa(b)	5.000% due 12/1/19	1,127,650
515,000	BBB+	Miami County, OH, Hospital Facility, Refunding & Improvement, Upper Valley Medical Center, Series A, 6.000% due 5/15/06	518,626
4,325,000	Aaa(b)	Milford, OH, Exempt Village School District, School Improvement, FSA-Insured, 5.125% due 12/1/30	4,481,565
		New Albany, OH, Community Authority, Community Facilities Revenue, Series B, AMBAC-Insured:
2,700,000	AAA	5.125% due 10/1/21	2,843,370
5,500,000	AAA	5.200% due 10/1/24	5,811,685
1,630,000	AA	New Lexington, OH, City School District, School Improvement, 5.375% due 12/1/21	1,769,968
17,750,000	BBB-	Ohio State Air Quality Development Authority Revenue, Cleveland Pollution Control, Series A, 6.000% due 12/1/13 (e)	18,586,202
13,000,000	AA+	Ohio State GO, Common Schools, Series D, 2.450% due 9/14/07 (d)	12,755,730
6,900,000	AAA	Ohio State Water Development Authority, PCR, Refunding, Dayton Power & Light Co., Series A, FGIC-Insured, 4.800% due 1/1/34	6,847,146
		Ohio State:
2,725,000	AAA	Building Authority, State Facilities, Administration Building Fund Projects, Series A, Call 10/1/08 @ 101, 5.000% due 10/1/15 (c)	2,875,093
		Higher Educational Facility Commission Revenue:
2,875,000	A2(b)	John Carroll University Project, 5.850% due 4/1/20	3,123,917
6,000,000	AA	Oberlin College Project, 5.125% due 10/1/24	6,325,500
		University of Dayton Project, AMBAC-Insured:
3,380,000	AAA	5.500% due 12/1/25	3,649,285
11,710,000	AAA	5.500% due 12/1/30	12,587,899
2,390,000	AAA	Water Development Authority Revenue, Fresh Water Improvement, 5.000% due 12/1/25	2,502,736
5,000,000	Aaa(b)	Plain, OH, Local School District, FGIC-Insured, 5.000% due 12/1/25	5,173,450
1,305,000	Aaa(b)	River Valley, OH, Local School District, School Facilities Construction & Improvement, FSA-Insured, 5.250% due 11/1/21	1,381,551
7,410,000	A3(b)	Steubenville, OH, Hospital Facilities Revenue, Refunding & Improvement, Trinity Health System Obligated Group, 6.500% due 10/1/30	8,119,359
		University of Cincinnati, OH, General Receipts, Series A, FGIC-Insured:
2,000,000	AAA	5.000% due 6/1/20	2,090,040
2,500,000	AAA	5.000% due 6/1/21	2,608,225
6,310,000	AAA	5.250% due 6/1/24	6,664,559
3,250,000	AAA	Warrensville Heights, OH, City School District, School Improvement, FGIC-Insured, 5.750% due 12/1/24	3,562,455
		Waterloo, OH, Local School District, GO, Classroom Facilities Improvement, FGIC-Insured:
2,000,000	Aaa(b)	5.125% due 12/1/24	2,092,740

See Notes to Schedule of Investments.

SMITH BARNEY MANAGED MUNICIPALS FUND INC.

Schedule of Investments (unaudited) (continued)	November 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Ohio (continued)
$3,000,000	Aaa(b)	State Aid Withholding, 5.125% due 12/1/21	$3,152,070

		Total Ohio	251,642,466

Oklahoma - 0.5%
1,500,000	AAA	Pottawatomie County, OK, Development Authority Water Revenue, North Dear Creek Reservoir Project, AMBAC-Insured, 5.000% due 7/1/23	1,571,160
		Tulsa, OK:
		GO:
2,100,000	AA	5.000% due 3/1/18	2,176,860
2,100,000	AA	5.000% due 3/1/19	2,173,542
2,000,000	AA	5.000% due 3/1/20	2,066,900
1,975,000	AA	Industrial Authority Hospital Revenue, St. John’s Medical Center Project, Call 2/15/06 @ 100, 6.250% due 2/15/17 (c)	1,986,988
1,000,000	A+	Woods County, OK, IDA, IDR, Refunding, Cargill Inc. Project, 6.250% due 10/1/14	1,018,630

		Total Oklahoma	10,994,080

Oregon - 1.8%
		Clackamas County, OR:
8,000,000	AA	Hospital Facilities Authority Revenue, Legacy Health System, 5.250% due 5/1/21	8,366,560
2,000,000	AA	Hospital Facilities Authority Revenue, Refunding, Legacy Health System, 5.750% due 5/1/15	2,178,580
6,665,000	Aaa(b)	School District Number 007J, Lake Oswego, MBIA-Insured, Call 6/1/11 @ 100, 5.000% due 6/1/22 (c)	7,143,080
		Oregon State:
5,185,000	AA-	Veterans Welfare, Series 82, 5.375% due 12/1/31	5,239,131
2,000,000	AAA	Department of Administrative Services, Lottery Revenue, Series A, FSA-Insured, Call 4/1/12 @ 100, 5.500% due 4/1/18 (c)	2,213,060
3,000,000	AA+	Department of Transportation, Highway User Tax Revenue, Series A, 5.125% due 11/15/26	3,161,880
2,885,000	AA	Portland, OR, Community College District, Series A, Call 6/1/11 @ 100, 5.000% due 6/1/18 (c)	3,084,527
		Washington County, OR, GO:
4,330,000	Aa2(b)	5.000% due 6/1/21	4,511,167
6,490,000	Aa2(b)	5.125% due 6/1/23	6,778,286

		Total Oregon	42,676,271

Pennsylvania - 2.4%
		Kennett, PA, Consolidated School District, Series A, FGIC-Insured, State Aid Withholding:
1,040,000	Aaa(b)	5.000% due 2/15/18	1,120,142
1,270,000	Aaa(b)	5.100% due 2/15/19	1,374,864
1,350,000	Aaa(b)	5.125% due 2/15/20	1,463,333
1,535,000	Aaa(b)	5.125% due 2/15/21	1,663,863
1,680,000	Aaa(b)	5.200% due 2/15/23	1,827,974
5,500,000	BBB+	Lebanon County, PA, Health Facilities Authority Revenue, Hospital, Good Samaritan Hospital Project, 5.800% due 11/15/22	5,796,450
1,605,000	AAA	Northampton County, PA General Purpose Authority Revenue County Agreement, FSA-Insured, 5.000% due 10/1/19	1,684,271
		Pennsylvania Economic Development Financing Authority, Resource Recovery Revenue, Northampton Generating, Sub-Series C:
1,600,000	NR	6.875% due 1/1/11 (a)	1,602,384
12,000,000	NR	6.950% due 1/1/21 (a)	12,013,440
		Philadelphia, PA:
500,000	Baa3(b)	Hospitals & Higher Education Facilities Authority Revenue, Refunding, Pennsylvania Hospital, 6.250% due 7/1/06 (f)	508,420

See Notes to Schedule of Investments.

SMITH BARNEY MANAGED MUNICIPALS FUND INC.

Schedule of Investments (unaudited) (continued)	November 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Pennsylvania (continued)
		School District, GO, Series A, FSA-Insured, State Aid Withholding, Call 2/1/11 @ 100:
$855,000	AAA	5.750% due 2/1/17 (c)	$943,715
755,000	AAA	5.750% due 2/1/20 (c)	833,339
565,000	AAA	5.750% due 2/1/21 (c)	623,624
11,600,000	AAA	5.750% due 2/1/30 (c)	12,803,616
12,915,000	AAA	State Public School Building Authority Pennsylvania School Revenue, Lease, Philadelphia School District Project, FSA-Insured, 5.250% due 6/1/24	13,735,878

		Total Pennsylvania	57,995,313

Rhode Island - 0.1%
3,000,000	AAA	Rhode Island State Economic Development Corp., Airport Revenue, Series B, FGIC-Insured, Call 7/1/10 @ 101, 6.000% due 7/1/28 (c)	3,298,440

South Carolina - 8.5%
		Charleston County, SC, GO, Refunding & Capital Improvement:
1,520,000	AA+	Call 5/1/09 @ 101, 5.250% due 5/1/21 (c)	1,625,746
350,000	AA+	Unrefunded Balance, 5.250% due 5/1/21	369,250
7,000,000	A	Dorchester County, SC, School District Number 2, Installment Purchase Revenue, Growth Remedy Opportunity Tax Hike, 5.250% due 12/1/29	7,243,250
		Greenville County, SC, School District Installment Purchase:
		Refunding, Building Equity Sooner For Tomorrow:
104,825,000	AA-	5.500% due 12/1/28 (e)	111,948,907
7,195,000	AA-	Call 12/1/12 @ 101, 6.000% due 12/1/20 (c)	8,237,699
9,860,000	AA-	Revenue, Building Equity Sooner for Tomorrow, Call 12/1/12 @ 101, 5.875% due 12/1/19 (c)	11,213,679
3,500,000	AAA	Medical University South Carolina Hospital Authority, Hospital Facilities Revenue, Refunding, Series A, FHA/MBIA-Insured, 5.000% due 8/15/31	3,589,075
2,470,000	AAA	South Carolina Jobs EDA Revenue, Myrtle Beach Convention, Sub-Series B, MBIA-Insured, 5.250% due 4/1/26	2,592,389
		South Carolina Transportation Infrastructure Bank Revenue,
		Series A, AMBAC-Insured, Call 10/1/11 @ 100:
27,250,000	Aaa(b)	5.100% due 10/1/27 (c)(e)	29,378,498
27,500,000	Aaa(b)	5.125% due 10/1/31 (c)(e)	29,683,775

		Total South Carolina	205,882,268

Tennessee - 3.8%
		Chattanooga, TN:
		Electric Revenue:
1,600,000	AA	5.200% due 9/1/16	1,699,776
1,600,000	AA	5.250% due 9/1/17	1,698,944
1,600,000	AA	5.250% due 9/1/18	1,696,096
6,300,000	AA	5.375% due 9/1/25	6,689,718
18,000,000	AAA	IDB Lease, Rent Revenue, AMBAC-Insured, 5.625% due 10/1/30 (e)	19,360,080
1,000,000	AAA	Franklin, TN, IDB, MFH Revenue, Refunding, Landings Apartment Project, Series A, FSA-Insured, 5.900% due 10/1/16	1,031,540
11,000,000	NR	Hardeman County, TN, Correctional Facilities Corp., Correctional Facilities Revenue, 7.750% due 8/1/17	11,423,060
		Memphis-Shelby County, TN, Sports Authority Inc., Revenue, Memphis Arena Projects, AMBAC-Insured:
6,915,000	AAA	Series A, 5.125% due 11/1/22	7,307,426
5,665,000	AAA	Series B, 5.125% due 11/1/21	6,003,937
14,000,000	AA	Tennessee Housing Development Agency, Mortgage Finance Program, Series A, 5.200% due 7/1/23	14,563,220
		Tennessee State:
		GO, Series A, Call 3/1/10 @ 100:
3,810,000	AA	5.250% due 3/1/17 (c)	4,079,634

See Notes to Schedule of Investments.

SMITH BARNEY MANAGED MUNICIPALS FUND INC.

Schedule of Investments (unaudited) (continued)	November 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Tennessee (continued)
$4,000,000	AA	5.250% due 3/1/18 (c)	$4,283,080
7,300,000	AA-	School Board Authority, Higher Educational Facilities, Second Program, Series A, Call 5/1/10 @ 100, 5.625% due 5/1/30 (c)	7,946,634
		Williamson County, TN, GO, Refunding:
1,500,000	Aa1(b)	5.000% due 3/1/18	1,576,695
1,895,000	Aa1(b)	Rural School, 5.000% due 3/1/18	1,991,891

		Total Tennessee	91,351,731

Texas - 1.8%
1,000,000	AAA	Brazos County, TX, Health Facility Development Corp., Franciscan Services Corp., Obligation Group, Series A, MBIA-Insured, 5.375% due 1/1/17	1,045,150
2,600,000	BBB-	Brownsville, TX, Naval District, Refunding, Union Carbide Corp. Project, 5.100% due 1/1/12	2,561,286
5,520,000	AAA	Burleson, TX, ISD, GO, Unrefunded Balance, PSF-Guaranteed, 6.750% due 8/1/24	5,641,109
6,470,000	CCC	Dallas-Fort Worth, TX, International Airport Facilities Improvement Corp. Revenue, American Airlines Inc., Guarantee Agreement, 6.375% due 5/1/35 (a)	4,387,825
1,200,000	BBB-	Gulf Coast Waste Disposal Authority, PCR, Refunding, Union Carbide Corp. Project, 5.100% due 1/1/12	1,182,132
		Harris County, TX, Health Facilities Development Corp.:
2,410,000	AA	Hospital, Texas Children’s Hospital Project, Revenue, Series A, 5.375% due 10/1/16	2,527,704
2,000,000	AAA	School Health Care System, Revenue, Series B, 5.750% due 7/1/27 (f)	2,321,640
1,045,000	AAA	Houston, TX, Community College System Revenue, Student Fee, MBIA-Insured, Call 4/15/07 @ 100, 5.650% due 4/15/15 (c)	1,076,674
		Lubbock, TX, Health Facilities Development Corp. Revenue, St. Joseph Health Systems:
2,500,000	AA-	5.250% due 7/1/13	2,621,950
3,635,000	AA-	5.250% due 7/1/14	3,809,589
1,000,000	AAA	Midland County, TX, Hospital District Revenue, Refunding, AMBAC-Insured, 5.375% due 6/1/16	1,026,820
9,000,000	AAA	North Central Texas Health Facility Development Corp. Revenue, Hospital, Zale Lipshy University Project, FSA-Insured, 5.450% due 4/1/15	9,384,300
185,000	NR	Rusk County, TX, Health Facilities Corp., Hospital Revenue, Refunding, Henderson Memorial Hospital Project, 7.750% due 4/1/13	179,840
250,000	C(b)	Tarrant County, TX, Health Facilities Development Corp., Hospital Revenue, Unrefunded Balance, Improvement, Fort Worth, 7.000% due 5/15/28 (i)(k)	0
		Tyler, TX, Health Facilities Development Corp., East Texas Medical Center Project:
1,350,000	AAA	Series A, MBIA-Insured, 5.500% due 11/1/17	1,405,688
1,000,000	AAA	Series B, FSA-Insured, 5.500% due 11/1/17	1,041,250
3,000,000	AAA	Series C, FSA-Insured, 5.500% due 11/1/17	3,123,750

		Total Texas	43,336,707

Vermont - 0.2%
		Vermont Educational & Health Buildings Agency Revenue, Norwich University Project:
1,250,000	Baa1(b)	5.300% due 9/1/23	1,293,175
2,650,000	Baa1(b)	5.500% due 9/1/28	2,752,899
1,750,000	Baa1(b)	5.500% due 9/1/33	1,807,698

		Total Vermont	5,853,772

Virginia - 2.4%
1,000,000	A	Arlington County, VA, IDA, MFH Revenue, Mortgage, Woodbury Park Apartments, Series A, Call 7/1/08 @ 102, 5.350% due 7/1/18 (c)	1,067,750
		Chesterfield County, VA, IDA, PCR, Virginia Electric & Power Co., Remarketed 11/8/02:

See Notes to Schedule of Investments.

SMITH BARNEY MANAGED MUNICIPALS FUND INC.

Schedule of Investments (unaudited) (continued)	November 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Virginia (continued)
$12,500,000	BBB+	5.500% due 10/1/09	$12,870,625
4,000,000	BBB+	Series B, 5.875% due 6/1/17	4,380,960
		Fairfax County, VA:
200,000	AAA	Redevelopment & Housing Authority, MFH Revenue, Refunding, Paul Spring Retirement Center, Series A, FHA-Insured, 5.900% due 6/15/17	208,366
1,000,000	AAA	Water Authority & Water Revenue,5.000% due 4/1/27	1,044,210
1,425,000	AAA	Harrisonburg, VA, Redevelopment & Housing Authority, MFH Revenue, Refunding, Battery Heights, Series A, GNMA-Collateralized/FHA-Insured, 6.100% due 4/20/16	1,461,736
15,000,000	BBB+	Louisa, VA, IDA, PCR, Virginia Electric & Power Co., Remarketed 11/8/02, 5.250% due 12/1/08	15,409,500
500,000	AAA	Prince William County, VA, IDA, Refunding, Mortgage, Potomac Place, Series A, GNMA-Collateralized, 6.250% due 12/20/27	527,735
21,500,000	BBB+	York County, VA, IDA, PCR, Virginia Electrical & Power Co., Remarketed 11/8/02, 5.500% due 7/1/09 (e)	22,137,475

		Total Virginia	59,108,357

Washington - 0.0%
250,000	AAA	Washington State Public Power Supply System, Nuclear Project Number One Revenue, Refunding, Series B, FGIC/TCRS-Insured, 7.125% due 7/1/16	311,173

West Virginia - 0.5%
4,190,000	BBB-	Kanawha County, WV, PCR Revenue, Refunding Union Carbide Corp. Project, 5.100% due 1/1/12	4,127,611
7,540,000	BBB-	South Charleston, WV, PCR Revenue, Refunding Union Carbide Corp. Project, 5.100% due 1/1/12	7,426,975

		Total West Virginia	11,554,586

Wisconsin - 0.1%
1,325,000	Aaa(b)	Winneconne, WI, Community School District, Refunding, FGIC-Insured, Call 4/1/06 @ 100, 6.750% due 4/1/16 (c)	1,340,489
		Wisconsin State HEFA Revenue:
1,000,000	A	Kenosha Hospital & Medical Center Project, 5.700% due 5/15/20	1,043,190
1,000,000	AAA	Medical College of Wisconsin Inc. Project, MBIA-Insured, 5.400% due 12/1/16	1,038,130

		Total Wisconsin	3,421,809

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
		(Cost - $2,202,002,857)	2,351,219,406

SHORT-TERM INVESTMENTS - 1.2%
Arizona - 0.0%
300,000	A-1+	Apache County, AZ, IDR, PCR, Tucson Electric Power Co., Series 83A, LOC-Credit Suisse First Boston, 2.940%, 12/7/05 (l)	300,000

California - 0.7%
15,500,000	SP-1+	California State Revenue Anticipation Notes, 4.500% due 6/30/06	15,617,645

Colorado - 0.0%
670,000	VMIG1(b)	Colorado Educational & Cultural Facilities, National Jewish Federation Bond Program, Series A1, LOC-Bank of America N.A., 2.980%, 12/1/05 (l)	670,000

Illinois - 0.1%
500,000	A-1+	Illinois Finance Authority Revenue, Northwestern Memorial Hospital, Series B-2, SPA-UBS AG, 2.980%, 12/1/05 (l)	500,000

See Notes to Schedule of Investments.

SMITH BARNEY MANAGED MUNICIPALS FUND INC.

Schedule of Investments (unaudited) (continued)	November 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Illinois (continued)
$1,500,000	A-1+	Illinois Health Facilities Authority Revenue, University Chicago Hospitals, MBIA GO Of Corp.-Insured, SPA-Bank One Illinois N.A., 3.000%, 12/1/05 (l)	$1,500,000

		Total Illinois	2,000,000

Missouri - 0.0%
300,000	A-1+	Missouri Development Finance Board Cultural Facilities Revenue, Nelson Gallery Foundation, Series B, MBIA-Insured, SPA-JPMorgan Chase, 2.980%, 12/1/05 (l)	300,000

New Hampshire - 0.1%
1,200,000	A-1+	New Hampshire HEFA Revenue, Dartmouth Hitchcock Clinic, Series A, FSA-Insured, SPA-Dexia Credit Local & JPMorgan Chase, 3.040%, 12/1/05 (l)	1,200,000

New York - 0.0%
100,000	A-1+	Long Island Power Authority, NY, Electric System Revenue, Subordinated Series 2, 2B, LOC-Bayerische Landesbank, 2.970%, 12/1/05 (l)	100,000
200,000	A-1+	New York City, NY, GO, Series H, Subordinated Series H-7, LOC-KBC Bank N.V., 2.970%, 12/1/05 (l)	200,000

		Total New York	300,000

Pennsylvania - 0.2%
		Philadelphia, PA, Hospitals and Higher EFA, Children’s Hospital Project:
300,000	A-1+	Series A, SPA-JPMorgan Chase & Westdeutsche Landesbank, 2.980%, 12/1/05 (l)	300,000
4,600,000	A-1+	Series B, SPA-JPMorgan Chase & Westdeutsche Landesbank, 2.980%, 12/1/05 (l)	4,600,000

		Total Pennsylvania	4,900,000

Tennessee - 0.0%
785,000	VMIG1(b)	Sevier County, TN, Public Building Authority, Local Government Improvement, Series IV-B-3, FSA-Insured, SPA-JPMorgan Chase, 3.020%, 12/1/05 (l)	785,000

Texas - 0.1%
500,000	A-1+	Bell County, TX, Health Facilities Development Corp. Revenue, Scott and White Memorial Hospital, HFA, Series 2001-2, MBIA-Insured, SPA-Westdeutsche Landesbank, 3.000%, 12/1/05 (l)	500,000
		Harris County, TX, Health Facilities Development Corp. Revenue:
200,000	A-1+	Texas Medical Center Project, Series B, FSA-Insured, SPA-JPMorgan Chase, 3.000%, 12/1/05 (l)	200,000
600,000	VMIG1(b)	YMCA of Greater Houston Area, LOC-JPMorgan Chase, 3.000%, 12/1/05 (l)	600,000

		Total Texas	1,300,000

Washington - 0.0%
1,000,000	A-1+	Washington State Health Care Facilities, Providence Services, Series A, MBIA-Insured, SPA-JPMorgan Chase, 3.000%, 12/1/05 (l)	1,000,000

		TOTAL SHORT-TERM INVESTMENTS
		(Cost - $28,387,016)	28,372,645

		TOTAL INVESTMENTS - 98.5%
		(Cost - $2,230,389,873#)	2,379,592,051
		Other Assets in Excess of Liabilities - 1.5%	35,870,800

		TOTAL NET ASSETS - 100.0%	$2,415,462,851

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise footnoted. All ratings are unaudited.

See Notes to Schedule of Investments.

SMITH BARNEY MANAGED MUNICIPALS FUND INC.

Schedule of Investments (unaudited) (continued)	November 30, 2005

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).

(b)	Rating by Moody’s Investors Service. All ratings are unaudited.

(c)	Pre-Refunded bonds are escrowed with U.S. government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(d)	Variable rate security. Coupon rate disclosed is that which is in effect at November 30, 2005.

(e)	All or a portion of this security is segregated for open futures contracts.

(f)	Bonds are escrowed to maturity by U.S. government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(g)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(h)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(i)	Security is currently in default.

(j)	Illiquid security.

(k)	Security is valued in accordance with the procedures approved by the Fund’s Board of Directors (See Note 1).

(l)	Variable rate demand obligations have a demand feature under which the fund could tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AMBAC —Ambac Assurance Corporation
CDA —Community Development Authority
COP —Certificate of Participation
DFA —Development Finance Agency
EDA —Economic Development Authority
EFA —Educational Facilities Authority
FGIC —Financial Guaranty Insurance Company
FHA —Federal Housing Administration
FNMA —Federal National Mortgage Association
FSA —Financial Security Assurance
GNMA —Government National Mortgage Association
GO —General Obligation
HDC —Housing Development Corporation
HEFA —Health & Educational Facilities Authority
HFA —Housing Finance Authority
IDA —Industrial Development Authority
IDB —Industrial Development Board
IDR —Industrial Development Revenue
ISD —Independent School District
LOC —Letter of Credit
MBIA —Municipal Bond Investors Assurance Corporation
MFH —Multi-Family Housing
PCA —Pollution Control Authority
PCR —Pollution Control Revenue
PSF —Permanent School Fund
Q-SBLF —Qualified School Board Loan Fund
RDA —Redevelopment Agency
SPA —Standby Bond Purchase Agreement
TCRS —Transferable Custodial Receipts
USD —Unified School District

Summary of Investments by Industry* (unaudited)

Pre-Refunded	25.3%
Education	14.3%
General Obligation	9.8%
Hospitals	9.0%
Miscellaneous	7.0%
Transportation	7.0%
Utilities	5.9%
Cogeneration Facilities	5.1%
Pollution Control	4.7%
Tobacco	3.1%
Water and Sewer	2.8%

See Notes to Schedule of Investments.

SMITH BARNEY MANAGED MUNICIPALS FUND INC.

Schedule of Investments (unaudited) (continued)	November 30, 2005

Escrowed to Maturity	1.7%
Housing: Multi-family	1.4%
Housing: Single Family	0.8%
Tax Allocation	0.7%
Solid Waste	0.6%
Public Facilities	0.3%
Government Facilities	0.3%
Industrial Development	0.1%
Life Care Systems	0.1%

100.0%

*	As a percentage of total investments. Please note that Fund holdings are as of November 30, 2005 and are subject to change.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Bond Ratings (unaudited) (continued)

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds rated “B” are generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C — Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NR — Indicates that the bond is not rated by Standard & Poor’s or Moody’s.

Short-Term Security Ratings (unaudited)

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.

MIG1 — Moody’s highest rating for short-term municipal obligations.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Smith Barney Managed Municipals Fund Inc. (the “Fund”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified, open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities. Securities for which market quotations are not readily available or are determined not to reflect fair value, will be valued in good faith by or under the direction of the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates value.

(b) Financial Futures Contracts. The Fund may enter into financial futures contracts to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At November 30, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$155,337,605
Gross unrealized depreciation	(6,135,427)

Net unrealized appreciation	$149,202,178

At November 30, 2005, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain
Contracts to Sell:
U.S. Treasury Bonds	7,015	3/06	$790,502,813	$785,899,219	$4,603,594

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Managed Municipals Fund Inc.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	January 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	January 30, 2006

By	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date	January 30, 2006